UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-2405

Name of Fund: Merrill Lynch Balanced Capital Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Balanced Capital Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2005

Industry+                                    Shares Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.4%                     1,000,000  Honeywell International, Inc.                            $   36,630,000
                                                 100,000  Northrop Grumman Corp.                                        5,525,000
                                                 700,000  Raytheon Co.                                                 27,384,000
                                                 500,000  United Technologies Corp.                                    25,675,000
                                                                                                                   --------------
                                                                                                                       95,214,000
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.0%                                 600,000  Anheuser-Busch Cos., Inc.                                    27,450,000
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.1%                       1,000,000  Masco Corp.                                                  31,760,000
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.6%                           400,000  Janus Capital Group, Inc.                                     6,016,000
                                               1,200,000  Mellon Financial Corp.                                       34,428,000
                                                 600,000  Morgan Stanley                                               31,482,000
                                                                                                                   --------------
                                                                                                                       71,926,000
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                                 600,000  E.I. du Pont de Nemours & Co.                                25,806,000
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.6%                          500,000  PNC Financial Services Group, Inc.                           27,230,000
                                                 725,000  Wells Fargo & Co.                                            44,645,500
                                                                                                                   --------------
                                                                                                                       71,875,500
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%                1,650,000  Cisco Systems, Inc. (a)                                      31,531,500
                                               1,950,000  CommScope, Inc. (a)                                          33,949,500
                                                                                                                   --------------
                                                                                                                       65,481,000
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.3%                   300,000  Hewlett-Packard Co.                                           7,053,000
                                                 400,000  International Business Machines Corp.                        29,680,000
                                                                                                                   --------------
                                                                                                                       36,733,000
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.2%            850,000  Citigroup, Inc.                                              39,295,500
                                                 600,000  JPMorgan Chase & Co.                                         21,192,000
                                                                                                                   --------------
                                                                                                                       60,487,500
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                    900,000  Verizon Communications, Inc.                                 31,095,000
Services - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%        200,000  Agilent Technologies, Inc. (a)                                4,604,000
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%               500,000  GlobalSantaFe Corp.                                          20,400,000
                                                 200,000  Schlumberger Ltd.                                            15,188,000
                                                 300,000  Weatherford International Ltd. (a)(c)                        17,394,000
                                                                                                                   --------------
                                                                                                                       52,982,000
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.7%                             600,000  Cadbury Schweppes Plc                                        22,998,000
                                                 300,000  General Mills, Inc.                                          14,037,000
                                                 150,000  Nestle SA Registered Shares                                  38,404,496
                                                 600,000  Sara Lee Corp.                                               11,886,000
                                                 250,000  Unilever NV (b)                                              16,207,500
                                                                                                                   --------------
                                                                                                                      103,532,996
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.3%        1,000,000  Baxter International, Inc.                                   37,100,000
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.0%          400,000  AmerisourceBergen Corp.                                      27,660,000
                                                 500,000  HCA, Inc.                                                    28,335,000
                                                                                                                   --------------
                                                                                                                       55,995,000
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.0%           1,000,000  McDonald's Corp.                                             27,750,000
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                        650,000  Kimberly-Clark Corp.                                         40,683,500
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                             1,000,000  Accenture Ltd. Class A (a)(c)                                22,670,000
                                                 100,000  Computer Sciences Corp. (a)                                   4,370,000
                                                                                                                   --------------
                                                                                                                       27,040,000
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.9%                1,200,000  General Electric Co.                                         41,580,000
                                               1,300,000  Tyco International Ltd.                                      37,960,000
                                                                                                                   --------------
                                                                                                                       79,540,000
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                                 950,000  ACE Ltd.                                                     42,607,500
                                                 575,000  American International Group, Inc.                           33,407,500
                                                 600,000  Prudential Financial, Inc.                                   39,396,000
                                                                                                                   --------------
                                                                                                                      115,411,000
---------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2005

Industry+                                    Shares Held  Common Stocks                                                Value
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                               1,000,000  Dover Corp.                                              $   36,380,000
---------------------------------------------------------------------------------------------------------------------------------
Media - 3.0%                                     400,000  Comcast Corp. Special Class A (a)                            11,980,000
                                               1,000,000  Interpublic Group of Cos., Inc. (a)(c)                       12,180,000
                                               1,200,000  News Corp. Class A                                           19,416,000
                                                 750,000  Viacom, Inc. Class B                                         24,015,000
                                                 625,000  Walt Disney Co.                                              15,737,500
                                                                                                                   --------------
                                                                                                                       83,328,500
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%                           650,000  Alcoa, Inc.                                                  16,984,500
                                                 500,000  United States Steel Corp.                                    17,185,000
                                                                                                                   --------------
                                                                                                                       34,169,500
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.8%               750,000  Devon Energy Corp.                                           38,010,000
                                                 900,000  EnCana Corp.                                                 35,631,000
                                                 400,000  Exxon Mobil Corp.                                            22,988,000
                                                 800,000  Murphy Oil Corp.                                             41,784,000
                                                 200,000  Total SA (b)                                                 23,370,000
                                                                                                                   --------------
                                                                                                                      161,783,000
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 2.0%                 1,000,000  International Paper Co.                                      30,210,000
                                                 400,000  Weyerhaeuser Co.                                             25,460,000
                                                                                                                   --------------
                                                                                                                       55,670,000
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                         350,000  Avon Products, Inc.                                          13,247,500
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.1%                           600,000  GlaxoSmithKline Plc (b)                                      29,106,000
                                                 950,000  Schering-Plough Corp.                                        18,107,000
                                                 875,000  Wyeth                                                        38,937,500
                                                                                                                   --------------
                                                                                                                       86,150,500
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                               150,000  Burlington Northern Santa Fe Corp.                            7,062,000
                                                 237,600  CSX Corp.                                                    10,136,016
                                                                                                                   --------------
                                                                                                                       17,198,016
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 1,250,000  Applied Materials, Inc.                                      20,225,000
Equipment - 2.2%                                 900,000  Intel Corp.                                                  23,454,000
                                                 750,000  Intersil Corp. Class A (c)                                   14,077,500
                                                 300,000  Micron Technology, Inc. (a)(c)                                3,063,000
                                                                                                                   --------------
                                                                                                                       60,819,500
---------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                  375,000  Citrix Systems, Inc. (a)(c)                                   8,122,500
                                                  75,000  Electronic Arts, Inc. (a)                                     4,245,750
                                               1,700,000  Microsoft Corp.                                              42,228,000
                                               1,000,000  Siebel Systems, Inc.                                          8,900,000
                                                 750,000  Symantec Corp. (a)(c)                                        16,305,000
                                                                                                                   --------------
                                                                                                                       79,801,250
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.1%                        1,100,000  Limited Brands                                               23,562,000
                                               1,200,000  Office Depot, Inc. (a)                                       27,408,000
                                                 350,000  TJX Cos., Inc.                                                8,522,500
                                                                                                                   --------------
                                                                                                                       59,492,500
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.0%                500,000  Fannie Mae                                                   29,200,000
---------------------------------------------------------------------------------------------------------------------------------
                                                          Total Common Stocks (Cost - $1,426,761,404) - 63.8%       1,779,706,762
---------------------------------------------------------------------------------------------------------------------------------

                                     Beneficial Interest  Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
                                           $ 884,000,000  Master Core Bond Portfolio (d)                              975,115,296
---------------------------------------------------------------------------------------------------------------------------------
                                                          Total Mutual Funds (Cost - $964,623,043) - 35.0%            975,115,296
---------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Balanced Capital Fund, Inc.
Schedule of Investments as of June 30, 2005

                                     Beneficial Interest  Short-Term Securities                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                                           $  30,755,845  Merrill Lynch Liquidity Series, LLC
                                                          Cash Sweep Series I (d)                                  $   30,755,845
                                              40,898,700  Merrill Lynch Liquidity Series, LLC
                                                          Money Market Series (d)(e)                                   40,898,700
---------------------------------------------------------------------------------------------------------------------------------
                                                          Total Short-Term Securities                                  71,654,545
                                                          (Cost - $71,654,545) - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $2,463,038,992*) - 101.4%       2,826,476,603
                                                          Liabilities in Excess of Other Assets - (1.4%)              (39,059,625)
                                                                                                                   --------------
                                                          Net Assets - 100.0%                                      $2,787,416,978
                                                                                                                   ==============


* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,475,920,905
                                                                ===============
      Gross unrealized appreciation                             $   463,430,954
      Gross unrealized depreciation                                (112,875,256)
                                                                ---------------
      Net unrealized appreciation                               $   350,555,698
                                                                ===============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Non-income producing security.
(b)   Depositary Receipts.
(c)   Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------------------------
                                                                                      Interest/
      Affiliate                                                     Net Activity   Dividend Income
      --------------------------------------------------------------------------------------------
      Master Core Bond Portfolio                                  $ (130,000,000)   $ 28,954,827
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I     $   15,504,019    $    793,292
      Merrill Lynch Liquidity Series, LLC Money Market Series     $   20,649,500    $     38,912
      --------------------------------------------------------------------------------------------

      Security was purchased with the cash proceeds from securities loans.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Balanced Capital Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Balanced Capital Fund, Inc.

Date: August 19, 2005